Other income, net - Schedule of Summary of Other income / (expense), Net (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Other Income and Expenses [Abstract]
Gain on foreign exchange		$ 20,680	$ 5,573	$ 57,304	$ 8,755
Gain / (loss) on contingent consideration		147	(347)	(7,742)	11,115
Fair value (loss) / gain on derivative instruments	[1]	9,360	(357)	18,148	8,648
Fair value gain on warrant liabilities	[2]	6,435	94,327	27,489	158,469
Interest expense, net, on related party balances		0	0	0	(121)
Other (expense) / income, net	[3]	5,152	(2,706)	7,088	(11,293)
Gain On loan Note Repurchase	[4]	6,760		9,752
Other income, net		$ 38,230	$ 96,490	$ 97,863	$ 175,573

[1]	During the nine months ended September 30, 2022, the Company entered into a new derivate financial instrument arrangement to mitigate interest risk on its variable-rate debt. The fair value gain on derivative instruments in the prior period related to derivative financial instruments associated with the Company's former credit facilities which were cancelled as of December 31, 2021 (See Note 8).
[2]	This fair value gain relates to the remeasurement of the warrant liabilities from the closing date of the prior year Transaction to the balance sheet date (See Note 2).
[3]	Other mainly relates to the loss on related party receivables (See Note 17) and certain banking fees.
[4]	Relates to gain on repurchases of the Company's debt (See Note 7).